UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

Vanguard Market Neutral Fund
Schedule of Investments
March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks - Long Positions (98.3%)
Consumer Discretionary (14.9%)
† Brunswick Corp.	31,200	793
† Polaris Industries Inc.	8,700	757
† CBS Corp. Class B	30,100	754
† Brinker International Inc.	29,400	744
Weight Watchers International Inc.	10,600	743
* † Fossil Inc.	7,800	730
* † AutoZone Inc.	2,600	711
† Advance Auto Parts Inc.	10,700	702
† Sotheby's	13,300	699
† Limited Brands Inc.	20,900	687
VF Corp.	6,800	670
† Dillard's Inc. Class A	16,600	666
* † Deckers Outdoor Corp.	7,700	663
* † TRW Automotive Holdings Corp.	12,000	661
* † Panera Bread Co. Class A	4,800	610
* † Signet Jewelers Ltd.	13,100	603
† Williams-Sonoma Inc.	14,800	599
* Saks Inc.	51,700	585
† Starbucks Corp.	15,800	584
† Ross Stores Inc.	8,200	583
† Time Warner Cable Inc.	7,700	549
* Liberty Global Inc. Class A	13,000	538
† Cablevision Systems Corp. Class A	15,500	536
* † Ford Motor Co.	35,800	534
† Whirlpool Corp.	6,200	529
† Macy's Inc.	21,100	512
* † Valassis Communications Inc.	16,600	484
† TJX Cos. Inc.	9,300	462
* † Cheesecake Factory Inc.	15,100	454
† Gannett Co. Inc.	29,000	442
* † DISH Network Corp. Class A	15,400	375
Leggett & Platt Inc.	14,800	363
* Tenneco Inc.	7,100	301
* ITT Educational Services Inc.	2,800	202
* Education Management Corp.	9,200	193
		20,018
Consumer Staples (5.4%)
† Herbalife Ltd.	8,700	708
Sara Lee Corp.	38,800	686
† Coca-Cola Enterprises Inc.	24,900	680
† Tyson Foods Inc. Class A	33,800	649
* Constellation Brands Inc. Class A	30,500	618
† Ruddick Corp.	15,700	606

† Corn Products International Inc.	11,100	575
† Kroger Co.	23,200	556
* † Smithfield Foods Inc.	22,000	529
† Dr Pepper Snapple Group Inc.	12,367	459
* † Energizer Holdings Inc.	4,200	299
Procter & Gamble Co.	1,900	117
SUPERVALU Inc.	12,800	114
		7,188
Energy (8.7%)
† RPC Inc.	32,800	830
* International Coal Group Inc.	69,700	788
† Holly Corp.	12,700	772
* † Complete Production Services Inc.	23,800	757
† SM Energy Co.	10,100	749
* † Oil States International Inc.	9,800	746
† Peabody Energy Corp.	10,300	741
† Cimarex Energy Co.	6,400	737
† ConocoPhillips	9,100	727
† Core Laboratories NV	6,800	695
† Sunoco Inc.	14,800	675
* † Whiting Petroleum Corp.	9,000	661
† Pioneer Natural Resources Co.	6,400	652
W&T Offshore Inc.	27,300	622
† Chevron Corp.	5,600	602
* Newfield Exploration Co.	6,360	483
Ship Finance International Ltd.	12,550	260
Devon Energy Corp.	700	64
Marathon Oil Corp.	800	43
		11,604
Financials (16.5%)
* † Arch Capital Group Ltd.	7,500	744
† KeyCorp	81,500	724
* † Signature Bank	12,500	705
† M&T Bank Corp.	7,900	699
† Endurance Specialty Holdings Ltd.	14,000	683
† Allied World Assurance Co. Holdings Ltd.	10,900	683
* † Credit Acceptance Corp.	9,600	681
† JPMorgan Chase & Co.	14,700	678
Validus Holdings Ltd.	20,300	677
Discover Financial Services	27,500	663
† Ameriprise Financial Inc.	10,700	653
† Capital One Financial Corp.	11,800	613
Huntington Bancshares Inc.	92,000	611
* NASDAQ OMX Group Inc.	23,500	607
CapitalSource Inc.	86,000	605
† Torchmark Corp.	8,900	592
† Raymond James Financial Inc.	15,200	581
† Fifth Third Bancorp	41,800	580
† Axis Capital Holdings Ltd.	16,500	576
† American Financial Group Inc.	14,500	508
† American Express Co.	11,000	497
† Franklin Resources Inc.	3,900	488

† RenaissanceRe Holdings Ltd.	7,000	483
† Unitrin Inc.	15,600	482
† PNC Financial Services Group Inc.	7,600	479
† Travelers Cos. Inc.	8,000	476
† First Citizens BancShares Inc. Class A	2,100	421
* American Capital Ltd.	42,200	418
† BOK Financial Corp.	7,700	398
† Chubb Corp.	6,400	392
† Assurant Inc.	9,900	381
Ares Capital Corp.	17,800	301
Platinum Underwriters Holdings Ltd.	7,800	297
† Apartment Investment & Management Co.	10,600	270
† Developers Diversified Realty Corp.	19,200	269
† Plum Creek Timber Co. Inc.	6,100	266
Piedmont Office Realty Trust Inc. Class A	13,600	264
† Vornado Realty Trust	3,000	262
† Rayonier Inc.	4,200	262
* † Forest City Enterprises Inc. Class A	13,600	256
† Camden Property Trust	4,500	256
Ventas Inc.	4,700	255
Hospitality Properties Trust	10,900	252
† CBL & Associates Properties Inc.	14,400	251
† Macerich Co.	4,000	198
Protective Life Corp.	6,700	178
International Bancshares Corp.	8,600	158
Montpelier Re Holdings Ltd.	8,100	143
ACE Ltd.	1,000	65
First American Financial Corp.	3,800	63
Primerica Inc.	2,300	59
		22,103
Health Care (11.4%)
* † Regeneron Pharmaceuticals Inc.	18,500	831
* † AMERIGROUP Corp.	12,200	784
* † Humana Inc.	10,900	762
† UnitedHealth Group Inc.	16,700	755
Universal American Corp.	32,200	738
† AmerisourceBergen Corp. Class A	18,400	728
* † Biogen Idec Inc.	9,800	719
* † Bruker Corp.	34,100	711
† Cooper Cos. Inc.	10,200	708
* † Agilent Technologies Inc.	15,400	690
* † Health Management Associates Inc. Class A	62,800	685
* † Sirona Dental Systems Inc.	13,400	672
* Health Net Inc.	20,300	664
† Perrigo Co.	7,500	596
* † Endo Pharmaceuticals Holdings Inc.	15,600	595
* Forest Laboratories Inc.	17,900	578
† Lincare Holdings Inc.	18,550	550
* † Mylan Inc.	21,800	494
† Cardinal Health Inc.	11,500	473
† CIGNA Corp.	10,500	465
† Hill-Rom Holdings Inc.	12,000	456

* † Incyte Corp. Ltd.	28,300	449
* † Community Health Systems Inc.	8,400	336
Medicis Pharmaceutical Corp. Class A	9,100	292
Eli Lilly & Co.	6,800	239
* Magellan Health Services Inc.	4,200	206
STERIS Corp.	4,100	142
		15,318
Industrials (13.9%)
† KBR Inc.	20,100	759
† Chicago Bridge & Iron Co. NV	18,100	736
† Caterpillar Inc.	6,600	735
* United Rentals Inc.	21,900	729
* † Alaska Air Group Inc.	11,300	717
* WABCO Holdings Inc.	11,500	709
* † AGCO Corp.	12,700	698
† Joy Global Inc.	6,900	682
† Rockwell Automation Inc.	7,200	681
* † Amerco Inc.	7,000	679
† Eaton Corp.	12,000	665
† Nordson Corp.	5,700	656
† Timken Co.	12,300	643
Actuant Corp. Class A	22,100	641
† RR Donnelley & Sons Co.	33,300	630
Pitney Bowes Inc.	24,500	629
* † United Continental Holdings Inc.	27,300	628
* Esterline Technologies Corp.	8,800	622
† Parker Hannifin Corp.	6,500	615
† Toro Co.	9,000	596
† Avery Dennison Corp.	14,200	596
† Seaboard Corp.	243	586
† Northrop Grumman Corp.	9,200	577
† Deere & Co.	5,900	572
† Cummins Inc.	5,000	548
† Waste Connections Inc.	19,000	547
† Southwest Airlines Co.	41,400	523
* † US Airways Group Inc.	58,400	509
† Crane Co.	8,400	407
* † Delta Air Lines Inc.	34,100	334
* Huntington Ingalls Industries Inc.	1,533	64
		18,713
Information Technology (14.2%)
* † TIBCO Software Inc.	29,500	804
* † VeriFone Systems Inc.	13,880	763
* † Lam Research Corp.	12,800	725
* Gartner Inc.	17,400	725
* † NCR Corp.	37,900	714
* † Teradata Corp.	13,800	700
† Anixter International Inc.	10,000	699
* † Teradyne Inc.	39,100	696
* † Autodesk Inc.	15,500	684
* † Fairchild Semiconductor International Inc. Class A	37,500	683
* † Novellus Systems Inc.	18,300	679

* Vishay Intertechnology Inc.	38,000	674
† Altera Corp.	14,600	643
* † Atmel Corp.	46,900	639
* † Advanced Micro Devices Inc.	73,800	635
* † Lexmark International Inc. Class A	17,000	630
† Avago Technologies Ltd.	20,100	625
* † IAC/InterActiveCorp	20,100	621
* † Fiserv Inc.	9,600	602
* Cypress Semiconductor Corp.	31,000	601
* † MICROS Systems Inc.	11,500	568
* † VMware Inc. Class A	6,900	563
* † JDS Uniphase Corp.	26,930	561
† International Business Machines Corp.	3,400	554
* † Itron Inc.	9,800	553
* † Veeco Instruments Inc.	10,500	534
* † Tech Data Corp.	9,200	468
* † NetApp Inc.	8,800	424
† Plantronics Inc.	10,700	392
Accenture plc Class A	5,800	319
DST Systems Inc.	5,300	280
* Rackspace Hosting Inc.	3,400	146
* LSI Corp.	11,300	77
Microsoft Corp.	2,900	74
National Instruments Corp.	1,500	49
		19,104
Materials (6.5%)
* † Rockwood Holdings Inc.	15,000	738
† PPG Industries Inc.	7,700	733
† Eastman Chemical Co.	7,300	725
† Domtar Corp.	7,600	698
† Cabot Corp.	15,000	694
† Ashland Inc.	11,400	658
† Albemarle Corp.	10,500	628
Cliffs Natural Resources Inc.	6,200	609
Walter Energy Inc.	4,475	606
Freeport-McMoRan Copper & Gold Inc.	10,000	556
† International Paper Co.	17,800	537
† Cytec Industries Inc.	8,400	457
† EI du Pont de Nemours & Co.	8,100	445
Southern Copper Corp.	6,300	254
Ball Corp.	6,000	215
* Solutia Inc.	7,700	196
Dow Chemical Co.	900	34
		8,783
Telecommunication Services (2.0%)
* † MetroPCS Communications Inc.	47,100	765
Verizon Communications Inc.	17,500	674
* NII Holdings Inc.	11,750	490
† AT&T Inc.	11,900	364
† Telephone & Data Systems Inc.	10,100	340
		2,633

	Utilities (4.8%)
† Oneok Inc.		11,000	736
† Northeast Utilities		19,900	689
† Pinnacle West Capital Corp.		16,000	685
† CMS Energy Corp.		34,600	680
† Southwest Gas Corp.		17,300	674
	UGI Corp.	19,000	625
† Pepco Holdings Inc.		28,400	530
	IDACORP Inc.	11,700	446
† Integrys Energy Group Inc.		8,500	429
† Atmos Energy Corp.		11,500	392
	DPL Inc.	13,700	376
	Questar Corp.	4,000	70
	TECO Energy Inc.	2,600	49
	Hawaiian Electric Industries Inc.	1,600	40
			6,421

	Total Common Stocks - Long Positions
	(Cost $102,477)		131,885

	Common Stocks Sold Short (-97.5%)
	Consumer Discretionary (-14.5%)
*	Big Lots Inc.	(17,600)	(764)
	Phillips-Van Heusen Corp.	(11,100)	(722)
	Stanley Black & Decker Inc.	(9,300)	(712)
*	Hanesbrands Inc.	(25,900)	(700)
	Thor Industries Inc.	(20,800)	(694)
*	NVR Inc.	(900)	(680)
*	DreamWorks Animation SKG Inc. Class A	(23,900)	(668)
	Morningstar Inc.	(11,400)	(666)
	JC Penney Co. Inc.	(18,000)	(646)
	RadioShack Corp.	(43,000)	(645)
*	Toll Brothers Inc.	(32,100)	(635)
*	Live Nation Entertainment Inc.	(63,000)	(630)
*	Aeropostale Inc.	(25,800)	(628)
*	LKQ Corp.	(25,900)	(624)
	Gentex Corp.	(20,500)	(620)
	Harley-Davidson Inc.	(14,500)	(616)
*	Amazon.com Inc.	(3,400)	(612)
	Lowe's Cos. Inc.	(23,000)	(608)
*	Vail Resorts Inc.	(12,100)	(590)
*	WMS Industries Inc.	(16,600)	(587)
*	Bally Technologies Inc.	(14,400)	(545)
*	Penn National Gaming Inc.	(14,700)	(545)
*	Pulte Group Inc.	(73,500)	(544)
	Lennar Corp. Class A	(28,400)	(515)
	International Game Technology	(30,000)	(487)
	Walt Disney Co.	(10,600)	(457)
	Kohl's Corp.	(8,600)	(456)
	Staples Inc.	(22,900)	(445)
*	MGM Resorts International	(30,000)	(395)

Marriott International Inc. Class A	(8,900)	(317)
* Urban Outfitters Inc.	(9,700)	(289)
* Lamar Advertising Co. Class A	(7,300)	(270)
Guess? Inc.	(6,600)	(260)
Scripps Networks Interactive Inc. Class A	(4,700)	(235)
* GameStop Corp. Class A	(10,300)	(232)
* Scientific Games Corp. Class A	(20,600)	(180)
Tiffany & Co.	(2,400)	(147)
* HSN Inc.	(4,600)	(147)
		(19,513)
Consumer Staples (-6.1%)
Archer-Daniels-Midland Co.	(19,600)	(706)
* Ralcorp Holdings Inc.	(10,200)	(698)
Church & Dwight Co. Inc.	(8,700)	(690)
* Green Mountain Coffee Roasters Inc.	(10,400)	(672)
Kellogg Co.	(12,400)	(669)
Kraft Foods Inc.	(20,700)	(649)
* United Natural Foods Inc.	(14,300)	(641)
Avon Products Inc.	(23,700)	(641)
Sysco Corp.	(21,700)	(601)
CVS Caremark Corp.	(16,900)	(580)
Coca-Cola Co.	(8,400)	(557)
PepsiCo Inc.	(6,500)	(419)
* Dean Foods Co.	(39,100)	(391)
* Central European Distribution Corp.	(23,500)	(267)
		(8,181)
Energy (-8.1%)
* SandRidge Energy Inc.	(66,250)	(848)
Range Resources Corp.	(13,900)	(813)
* Cobalt International Energy Inc.	(48,300)	(812)
Cabot Oil & Gas Corp.	(14,800)	(784)
* Petrohawk Energy Corp.	(31,900)	(783)
EOG Resources Inc.	(6,600)	(782)
Baker Hughes Inc.	(10,200)	(749)
Consol Energy Inc.	(13,300)	(713)
* Denbury Resources Inc.	(28,250)	(689)
EQT Corp.	(13,800)	(689)
Tidewater Inc.	(11,000)	(658)
* Plains Exploration & Production Co.	(17,800)	(645)
* Cameron International Corp.	(11,100)	(634)
Schlumberger Ltd.	(6,700)	(625)
* Comstock Resources Inc.	(17,900)	(554)
* Northern Oil and Gas Inc.	(3,100)	(83)
* Dril-Quip Inc.	(500)	(40)
		(10,901)
Financials (-16.2%)
TFS Financial Corp.	(69,000)	(733)
* Stifel Financial Corp.	(9,900)	(711)
AON Corp.	(13,400)	(710)
* MGIC Investment Corp.	(77,200)	(686)
Old Republic International Corp.	(54,000)	(685)

* Genworth Financial Inc. Class A	(50,400)	(678)
Eaton Vance Corp.	(21,000)	(677)
* MSCI Inc. Class A	(18,300)	(674)
Marsh & McLennan Cos. Inc.	(22,000)	(656)
Mercury General Corp.	(16,500)	(646)
Regions Financial Corp.	(88,900)	(645)
Charles Schwab Corp.	(35,300)	(636)
White Mountains Insurance Group Ltd.	(1,700)	(619)
Greenhill & Co. Inc.	(9,300)	(612)
Associated Banc-Corp	(41,100)	(610)
Brown & Brown Inc.	(23,400)	(604)
Hartford Financial Services Group Inc.	(21,700)	(584)
* Markel Corp.	(1,400)	(580)
HCC Insurance Holdings Inc.	(18,500)	(579)
BB&T Corp.	(20,700)	(568)
Northern Trust Corp.	(11,000)	(558)
People's United Financial Inc.	(44,000)	(554)
FirstMerit Corp.	(32,300)	(551)
First Niagara Financial Group Inc.	(40,500)	(550)
Invesco Ltd.	(20,100)	(514)
Janus Capital Group Inc.	(37,700)	(470)
Iberiabank Corp.	(7,500)	(451)
Arthur J Gallagher & Co.	(14,000)	(426)
* E*Trade Financial Corp.	(24,550)	(384)
Zions Bancorporation	(16,600)	(383)
Alexander's Inc.	(700)	(285)
Assured Guaranty Ltd.	(18,500)	(276)
Equity One Inc.	(14,300)	(268)
Health Care REIT Inc.	(5,100)	(267)
Corporate Office Properties Trust	(7,400)	(267)
Alexandria Real Estate Equities Inc.	(3,400)	(265)
LaSalle Hotel Properties	(9,800)	(265)
Kilroy Realty Corp.	(6,700)	(260)
BRE Properties Inc.	(5,500)	(259)
Jones Lang LaSalle Inc.	(2,600)	(259)
Apollo Investment Corp.	(21,500)	(259)
Weyerhaeuser Co.	(10,450)	(257)
American National Insurance Co.	(3,200)	(253)
Radian Group Inc.	(17,200)	(117)
* Affiliated Managers Group Inc.	(800)	(87)
StanCorp Financial Group Inc.	(1,800)	(83)
Transatlantic Holdings Inc.	(1,600)	(78)
Westamerica Bancorporation	(1,500)	(77)
Comerica Inc.	(1,900)	(70)
Federal Realty Investment Trust	(500)	(41)
		(21,727)
Health Care (-11.5%)
* Brookdale Senior Living Inc. Class A	(27,200)	(762)
* Dendreon Corp.	(19,900)	(745)
* InterMune Inc.	(15,500)	(731)
* Human Genome Sciences Inc.	(26,400)	(725)
* Vertex Pharmaceuticals Inc.	(14,765)	(708)

* Intuitive Surgical Inc.	(2,115)	(705)
* Gen-Probe Inc.	(10,600)	(703)
* Henry Schein Inc.	(9,700)	(681)
Merck & Co. Inc.	(20,600)	(680)
* Allscripts Healthcare Solutions Inc.	(31,700)	(665)
* Tenet Healthcare Corp.	(89,200)	(665)
Medtronic Inc.	(16,650)	(655)
Techne Corp.	(9,100)	(652)
DENTSPLY International Inc.	(16,600)	(614)
Pfizer Inc.	(29,300)	(595)
WellPoint Inc.	(8,500)	(593)
* VCA Antech Inc.	(23,500)	(592)
* Mednax Inc.	(8,800)	(586)
* Onyx Pharmaceuticals Inc.	(16,300)	(573)
Patterson Cos. Inc.	(16,300)	(525)
* Boston Scientific Corp.	(70,000)	(503)
* Myriad Genetics Inc.	(23,500)	(474)
* Celgene Corp.	(7,800)	(449)
* Alexion Pharmaceuticals Inc.	(3,700)	(365)
* NuVasive Inc.	(9,800)	(248)
Stryker Corp.	(2,000)	(122)
CR Bard Inc.	(700)	(70)
		(15,386)
Industrials (-13.7%)
Wabtec Corp.	(12,100)	(821)
Harsco Corp.	(21,500)	(759)
* Spirit Aerosystems Holdings Inc. Class A	(28,400)	(729)
Fluor Corp.	(9,700)	(715)
* Jacobs Engineering Group Inc.	(13,625)	(701)
Regal-Beloit Corp.	(9,400)	(694)
Precision Castparts Corp.	(4,700)	(692)
Carlisle Cos. Inc.	(15,500)	(691)
Landstar System Inc.	(15,100)	(690)
JB Hunt Transport Services Inc.	(15,100)	(686)
Lincoln Electric Holdings Inc.	(9,000)	(683)
Flowserve Corp.	(5,300)	(683)
* Quanta Services Inc.	(30,200)	(677)
Valmont Industries Inc.	(6,400)	(668)
Con-way Inc.	(17,000)	(668)
Roper Industries Inc.	(7,600)	(657)
* Hertz Global Holdings Inc.	(41,900)	(655)
Lennox International Inc.	(12,400)	(652)
* Aecom Technology Corp.	(23,500)	(652)
Masco Corp.	(45,100)	(628)
Covanta Holding Corp.	(36,700)	(627)
CH Robinson Worldwide Inc.	(7,300)	(541)
Robert Half International Inc.	(17,000)	(520)
Knight Transportation Inc.	(26,500)	(510)
Goodrich Corp.	(5,900)	(505)
Danaher Corp.	(8,900)	(462)
Alliant Techsystems Inc.	(6,400)	(452)
* FTI Consulting Inc.	(8,800)	(337)

* Verisk Analytics Inc. Class A	(9,300)	(305)
* Kansas City Southern	(1,900)	(103)
* Tetra Tech Inc.	(3,600)	(89)
Dun & Bradstreet Corp.	(1,100)	(88)
Cintas Corp.	(2,900)	(88)
		(18,428)
Information Technology (-14.1%)
* Netlogic Microsystems Inc.	(18,300)	(769)
FLIR Systems Inc.	(21,800)	(754)
* Varian Semiconductor Equipment Associates Inc.	(15,000)	(730)
* Adobe Systems Inc.	(21,000)	(696)
* Genpact Ltd.	(47,900)	(694)
* Equinix Inc.	(7,600)	(692)
* Arrow Electronics Inc.	(16,500)	(691)
* MEMC Electronic Materials Inc.	(53,300)	(691)
Corning Inc.	(31,800)	(656)
Global Payments Inc.	(13,300)	(651)
* Silicon Laboratories Inc.	(15,000)	(648)
* PMC - Sierra Inc.	(84,700)	(635)
* Dolby Laboratories Inc. Class A	(12,900)	(635)
* Nuance Communications Inc.	(31,400)	(614)
QUALCOMM Inc.	(11,200)	(614)
* Cree Inc.	(13,300)	(614)
* ANSYS Inc.	(10,600)	(574)
* Juniper Networks Inc.	(13,400)	(564)
* Concur Technologies Inc.	(9,900)	(549)
* Viasat Inc.	(13,600)	(542)
Cisco Systems Inc.	(30,400)	(521)
Intersil Corp. Class A	(41,200)	(513)
Paychex Inc.	(16,200)	(508)
* Rambus Inc.	(25,400)	(503)
* ON Semiconductor Corp.	(45,100)	(445)
* EMC Corp.	(16,600)	(441)
* Microsemi Corp.	(20,100)	(416)
* eBay Inc.	(12,700)	(394)
* Compuware Corp.	(33,400)	(386)
* Monster Worldwide Inc.	(23,600)	(375)
* Salesforce.com Inc.	(2,800)	(374)
Mastercard Inc. Class A	(1,300)	(327)
Xilinx Inc.	(9,800)	(321)
Total System Services Inc.	(12,900)	(232)
* Arris Group Inc.	(7,300)	(93)
		(18,862)
Materials (-6.7%)
Allegheny Technologies Inc.	(11,300)	(765)
* Coeur d'Alene Mines Corp.	(21,780)	(758)
Royal Gold Inc.	(13,600)	(713)
Martin Marietta Materials Inc.	(7,600)	(681)
Vulcan Materials Co.	(14,900)	(679)
Nucor Corp.	(14,000)	(644)
AK Steel Holding Corp.	(40,400)	(638)
Monsanto Co.	(8,400)	(607)

	Praxair Inc.	(5,900)	(599)
	United States Steel Corp.	(10,600)	(572)
	Bemis Co. Inc.	(15,200)	(499)
	Steel Dynamics Inc.	(22,200)	(417)
	Commercial Metals Co.	(18,200)	(314)
	CF Industries Holdings Inc.	(2,200)	(301)
	Carpenter Technology Corp.	(5,450)	(233)
	Airgas Inc.	(3,200)	(213)
	Eagle Materials Inc.	(4,300)	(130)
	Air Products & Chemicals Inc.	(1,100)	(99)
	Olin Corp.	(4,000)	(92)
			(8,954)
	Telecommunication Services (-1.4%)
*	Crown Castle International Corp.	(14,100)	(600)
*	SBA Communications Corp. Class A	(12,900)	(512)
	Frontier Communications Corp.	(62,200)	(511)
*	Leap Wireless International Inc.	(18,300)	(283)
			(1,906)
	Utilities (-5.2%)
*	NRG Energy Inc.	(34,100)	(735)
	MDU Resources Group Inc.	(29,700)	(682)
	PPL Corp.	(26,500)	(670)
*	Calpine Corp.	(40,500)	(643)
	SCANA Corp.	(14,700)	(579)
	PG&E Corp.	(12,600)	(557)
	Sempra Energy	(10,100)	(540)
	AGL Resources Inc.	(13,500)	(538)
	Aqua America Inc.	(22,600)	(517)
*	AES Corp.	(39,400)	(512)
	Southern Co.	(10,900)	(415)
	Great Plains Energy Inc.	(17,800)	(356)
	ITC Holdings Corp.	(3,300)	(231)
	National Fuel Gas Co.	(400)	(30)
			(7,005)

	Total Common Stocks Sold Short
	(Proceeds $112,292)		(130,863)

	Temporary Cash Investment (3.0%)

1	Vanguard Market Liquidity Fund, 0.208%
	(Cost $4,013)	4,012,739	4,013

†	Other Assets and Liabilities -Net (96.2%)		129,109
	Net Assets (100%)		134,144
	* Non-income-producing security.
	† Long security positions with a value of $75,259,000 and cash of $128,724,000 have been segregated in connection with
	securities sold short.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2011, the cost of long security positions for tax purposes was $106,560,000. Net unrealized appreciation of long security positions for tax purposes was $29,338,000, consisting of unrealized gains of $30,107,000 on securities that had risen in value since their purchase and $769,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $18,807,000 consisting of unrealized gains of $1,784,000 on securities that had fallen in value since their sale and $20,591,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011
VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.